Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalent	$ 1,811,149	$ 909,716
Restricted cash	74,018	15,070
Accounts receivable, net	9,273,016	5,809,374
Notes receivable	1,041,185	522,331
Inventories, net	2,463,460	2,674,001
Prepayments and other current assets	1,064,656	2,004,889
Total current assets	16,084,060	11,935,381
Non-current assets
Property, plant and equipment, net	12,292,214	10,385,742
Prepayments for purchase of Yingxuan Assets	4,951,021	5,339,093
Intangible assets, net	4,498,986	4,432,403
Deposit for investment	34,316,583	32,877,029
Deferred tax assets, net	47,781	40,773
Total non-current assets	56,106,585	53,075,040
TOTAL ASSETS	72,190,645	65,010,421
Current liabilities
Short-term loans	11,515,024	6,079,252
Accounts payable	1,876,141	1,380,201
Income tax payable	185,562	36,505
Accrued expenses and other payables	777,588	694,712
Total current liabilities	14,358,522	8,211,917
Non-current liabilities
Long-term loans		3,305,209
Total non-current liabilities		3,305,209
Total liabilities	14,358,522	11,517,126
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750 and 73,438,750 shares issued and outstanding as of December 31, 2025 and 2024, respectively	7,344	7,344
Additional paid-in capital	42,998,556	42,998,556
Statutory reserve	370,683	370,683
Retained earnings	13,666,910	11,724,070
Accumulated other comprehensive income (loss)	788,630	(1,607,358)
TOTAL SHAREHOLDERS’ EQUITY	57,832,123	53,493,295
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	72,190,645	65,010,421
Related party
Current assets
Due from related parties – officers	356,576
Current liabilities
Due to related parties - officers	$ 4,207	$ 21,247